LEGAL RELATED AND NON-LEGAL RELATED PROVISIONS - Estimated period to be canceled (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	$ 1,083,283	$ 1,227,171	$ 1,150,261	$ 912,850
Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	181,975	373,337
Later than one year [member]
Disclosure of other provisions [line items]
Provisions	901,308	853,834
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Provisions	217,689	229,193	247,529	241,774
Legal proceedings provision [member] | Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	8,283	9,449
Legal proceedings provision [member] | Later than one year [member]
Disclosure of other provisions [line items]
Provisions	209,406	219,744
Miscellaneous other provisions [member]
Disclosure of other provisions [line items]
Provisions	865,594	997,978	$ 902,732	$ 671,076
Miscellaneous other provisions [member] | Not later than one year [member]
Disclosure of other provisions [line items]
Provisions	173,692	363,888
Miscellaneous other provisions [member] | Later than one year [member]
Disclosure of other provisions [line items]
Provisions	$ 691,902	$ 634,090